QRAFT AI-Enhanced U.S. Large Cap ETF	July 31, 2021
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.8%
COMMUNICATION SERVICES – 6.5%
Activision Blizzard, Inc.	195	$16,306
Alphabet, Inc., Class A*	158	425,736
AT&T, Inc.	1,787	50,125
BCE, Inc.	499	24,905
Comcast Corp., Class A	1,148	67,537
Electronic Arts, Inc.	788	113,441
Facebook, Inc., Class A*	938	334,209
Liberty Broadband Corp., Class A*	48	8,240
Match Group, Inc.*	67	10,671
Netflix, Inc.*	111	57,450
Pinterest, Inc., Class A*	137	8,069
ROBLOX Corp., Class A*	129	9,930
Roku, Inc.*	28	11,993
Snap, Inc., Class A*	318	23,666
Spotify Technology SA*	47	10,748
TELUS Corp.	746	16,561
T-Mobile US, Inc.*	313	45,078
Twitter, Inc.*	200	13,950
Verizon Communications, Inc.	1,037	57,844
Walt Disney Co. (The)*	455	80,089
Zillow Group, Inc., Class A*	60	6,428
		1,392,976
CONSUMER DISCRETIONARY – 7.6%
Airbnb, Inc., Class A*	48	6,913
Amazon.com, Inc.*	168	559,035
AutoZone, Inc.*	5	8,118
Booking Holdings, Inc.*	11	23,961
Carnival Corp.*	283	6,127
Chegg, Inc.*	2,540	225,120
Chipotle Mexican Grill, Inc.*	7	13,044
Coupang, Inc.*	391	14,201
DoorDash, Inc., Class A*	74	12,897
DR Horton, Inc.	91	8,684
eBay, Inc.	171	11,664
Etsy, Inc.*	477	87,534
Ferrari NV	578	126,172
Ford Motor Co.*	982	13,699
Home Depot, Inc. (The)	266	87,299
Las Vegas Sands Corp.*	192	8,131
Lennar Corp., Class A	77	8,097
Lowe's Cos., Inc.	179	34,492
Lululemon Athletica, Inc.*	32	12,805
Magna International, Inc.	165	13,832
McDonald's Corp.	186	45,144
MercadoLibre, Inc.*	13	20,393
O'Reilly Automotive, Inc.*	18	10,869
Peloton Interactive, Inc., Class A*	67	7,909
Ross Stores, Inc.	89	10,919
Starbucks Corp.	295	35,822
Target Corp.	124	32,370
Tesla, Inc.*	241	165,615
TJX Cos., Inc. (The)	302	20,781
VF Corp.	98	7,860

QRAFT AI-Enhanced U.S. Large Cap ETF	July 31, 2021
SCHEDULE OF INVESTMENTS (Continued)	(Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)
Yum! Brands, Inc.	75	$9,854
		1,649,361
CONSUMER STAPLES – 2.5%
Altria Group, Inc.	463	22,242
Archer-Daniels-Midland Co.	140	8,361
Coca-Cola Co. (The)	1,080	61,592
Colgate-Palmolive Co.	212	16,854
Costco Wholesale Corp.	111	47,699
Estee Lauder Cos., Inc. (The), Class A	58	19,362
General Mills, Inc.	153	9,006
Kimberly-Clark Corp.	84	11,400
Mondelez International, Inc., Class A	352	22,267
Monster Beverage Corp.*	133	12,545
PepsiCo, Inc.	346	54,305
Philip Morris International, Inc.	391	39,135
Procter & Gamble Co. (The)	613	87,187
Sysco Corp.	128	9,498
Walgreens Boots Alliance, Inc.	217	10,232
Walmart, Inc.	704	100,355
		532,040
ENERGY – 1.6%
Canadian Natural Resources Ltd.	660	21,793
Cenovus Energy, Inc.	1,133	9,449
Chevron Corp.	486	49,480
ConocoPhillips	338	18,948
Enbridge, Inc.	1,113	43,796
Enterprise Products Partners LP	547	12,346
EOG Resources, Inc.	146	10,638
Exxon Mobil Corp.	1,060	61,024
Marathon Petroleum Corp.	163	9,001
MPLX LP	258	7,322
Occidental Petroleum Corp.	234	6,107
Pembina Pipeline Corp.	303	10,014
Phillips 66	109	8,004
Pioneer Natural Resources Co.	61	8,868
Schlumberger NV	351	10,119
Suncor Energy, Inc.	836	16,411
TC Energy Corp.	538	26,217
Valero Energy Corp.	102	6,831
Williams Cos., Inc. (The)	304	7,615
		343,983
FINANCIALS – 6.7%
Aflac, Inc.	171	9,405
Allstate Corp. (The)	75	9,754
American Express Co.	201	34,277
American International Group, Inc.	215	10,180
Aon PLC, Class A	57	14,822
Bank of America Corp.	2,145	82,282
Bank of Montreal	357	35,593
Bank of New York Mellon Corp. (The)	220	11,293
Bank of Nova Scotia (The)	669	41,772
Berkshire Hathaway, Inc., Class B*	573	159,460

QRAFT AI-Enhanced U.S. Large Cap ETF	July 31, 2021
SCHEDULE OF INVESTMENTS (Continued)	(Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
BlackRock, Inc.	38	$32,953
Blackstone Group, Inc. (The)	172	19,826
Brookfield Asset Management, Inc., Class A	872	47,079
Canadian Imperial Bank of Commerce	246	28,595
Capital One Financial Corp.	113	18,272
Charles Schwab Corp. (The)	453	30,781
Chubb Ltd.	113	19,068
Citigroup, Inc.	518	35,027
CME Group, Inc.	89	18,880
Coinbase Global, Inc., Class A*	33	7,807
Discover Financial Services	77	9,573
FactSet Research Systems, Inc.	362	129,335
Goldman Sachs Group, Inc. (The)	85	31,865
Intercontinental Exchange, Inc.	141	16,896
JPMorgan Chase & Co.	758	115,049
KKR & Co., Inc.	145	9,245
Manulife Financial Corp.	1,074	20,760
Marsh & McLennan Cos., Inc.	127	18,697
MetLife, Inc.	219	12,636
Moody's Corp.	47	17,672
Morgan Stanley	466	44,727
MSCI, Inc.	21	12,515
PNC Financial Services Group, Inc. (The)	106	19,336
Progressive Corp. (The)	146	13,893
Prudential Financial, Inc.	99	9,928
Royal Bank of Canada	783	79,193
S&P Global, Inc.	60	25,723
Sun Life Financial, Inc.	322	16,754
SVB Financial Group*	14	7,699
T Rowe Price Group, Inc.	57	11,637
Toronto-Dominion Bank (The)	1,004	66,716
Truist Financial Corp.	337	18,343
US Bancorp	373	20,716
Wells Fargo & Co.	1,035	47,548
Willis Towers Watson PLC	33	6,801
		1,450,383
HEALTH CARE – 23.7%
Abbott Laboratories	445	53,836
AbbVie, Inc.	1,294	150,492
ABIOMED, Inc.*	754	246,664
Agilent Technologies, Inc.	76	11,645
Alcon, Inc.	122	8,882
Align Technology, Inc.*	20	13,916
Alnylam Pharmaceuticals, Inc.*	797	142,615
Amgen, Inc.	557	134,538
Anthem, Inc.	61	23,425
AstraZeneca PLC, ADR	118	6,754
Baxter International, Inc.	126	9,746
Becton Dickinson and Co.	73	18,670
Biogen, Inc.*	38	12,416
BioMarin Pharmaceutical, Inc.*	3,582	274,847

QRAFT AI-Enhanced U.S. Large Cap ETF	July 31, 2021
SCHEDULE OF INVESTMENTS (Continued)	(Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
HEALTH CARE (Continued)
Boston Scientific Corp.*	356	$16,234
Bristol-Myers Squibb Co.	559	37,939
Centene Corp.*	146	10,017
Cerner Corp.	1,332	107,079
Cigna Corp.	86	19,736
CVS Health Corp.	329	27,096
Danaher Corp.	179	53,251
Dexcom, Inc.*	763	393,334
Edwards Lifesciences Corp.*	1,525	171,212
Eli Lilly & Co.	954	232,299
Gilead Sciences, Inc.	314	21,443
Humana, Inc.	33	14,053
IDEXX Laboratories, Inc.*	179	121,457
Illumina, Inc.*	360	178,470
Incyte Corp.*	2,271	175,662
Insulet Corp.*	525	146,837
Intuitive Surgical, Inc.*	160	158,634
IQVIA Holdings, Inc.*	48	11,890
Johnson & Johnson	659	113,480
Masimo Corp.*	414	112,769
McKesson Corp.	40	8,153
Medtronic PLC	338	44,383
Merck & Co., Inc.	1,798	138,212
Mettler-Toledo International, Inc.*	6	8,842
Moderna, Inc.*	101	35,714
Novavax, Inc.*	863	154,762
Novocure Ltd.*	621	95,640
Pfizer, Inc.	1,402	60,020
Regeneron Pharmaceuticals, Inc.*	225	129,287
ResMed, Inc.	37	10,057
Seagen, Inc.*	2,236	342,980
Stryker Corp.	95	25,739
Thermo Fisher Scientific, Inc.	98	52,921
UnitedHealth Group, Inc.	236	97,284
Veeva Systems, Inc., Class A*	721	239,884
Vertex Pharmaceuticals, Inc.*	2,074	418,077
Zimmer Biomet Holdings, Inc.	53	8,661
Zoetis, Inc.	119	24,121
		5,126,075
INDUSTRIALS – 4.1%
3M Co.	145	28,701
AMETEK, Inc.	58	8,065
Ballard Power Systems, Inc.*	6,447	104,248
Boeing Co. (The)*	146	33,066
Canadian National Railway Co.	391	42,474
Canadian Pacific Railway Ltd.	366	27,201
Carrier Global Corp.	218	12,045
Caterpillar, Inc.	137	28,325
Cintas Corp.	26	10,249
Copart, Inc.*	59	8,673
CoStar Group, Inc.*	99	8,796
CSX Corp.	568	18,358
Cummins, Inc.	37	8,588

QRAFT AI-Enhanced U.S. Large Cap ETF	July 31, 2021
SCHEDULE OF INVESTMENTS (Continued)	(Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Deere & Co.	79	$28,566
Eaton Corp. PLC	100	15,805
Emerson Electric Co.	151	15,234
Equifax, Inc.	31	8,079
Fastenal Co.	144	7,887
FedEx Corp.	66	18,477
Ferguson PLC	56	7,843
General Dynamics Corp.	71	13,918
General Electric Co.*	2,198	28,464
Honeywell International, Inc.	174	40,679
IHS Markit Ltd.	106	12,385
Illinois Tool Works, Inc.	79	17,907
Johnson Controls International PLC	179	12,784
L3Harris Technologies, Inc.	52	11,791
Lockheed Martin Corp.	69	25,645
Norfolk Southern Corp.	63	16,243
Northrop Grumman Corp.	40	14,521
Old Dominion Freight Line, Inc.	29	7,805
Otis Worldwide Corp.	107	9,582
PACCAR, Inc.	87	7,220
Parker-Hannifin Corp.	33	10,297
Raytheon Technologies Corp.	379	32,954
Republic Services, Inc.	80	9,469
Rockwell Automation, Inc.	29	8,915
Roper Technologies, Inc.	26	12,775
Southwest Airlines Co.*	148	7,477
Stanley Black & Decker, Inc.	41	8,079
Thomson Reuters Corp.	272	28,829
Trane Technologies PLC	60	12,217
TransDigm Group, Inc.*	14	8,975
Uber Technologies, Inc.*	468	20,339
Union Pacific Corp.	166	36,314
Waste Connections, Inc.	144	18,243
Waste Management, Inc.	105	15,567
		890,074
INFORMATION TECHNOLOGY – 44.2%
Accenture PLC, Class A	166	52,735
Adobe, Inc.*	395	245,544
Advanced Micro Devices, Inc.*	2,935	311,668
Amphenol Corp., Class A	149	10,801
Analog Devices, Inc.	93	15,570
ANSYS, Inc.*	407	149,963
Apple, Inc.	4,178	609,403
Applied Materials, Inc.	229	32,044
Arista Networks, Inc.*	504	191,717
Atlassian Corp. PLC, Class A*	612	198,973
Autodesk, Inc.*	933	299,614
Automatic Data Processing, Inc.	106	22,221
Broadcom, Inc.	297	144,164
Cadence Design Systems, Inc.*	2,113	311,984
Ceridian HCM Holding, Inc.*	83	8,167
CGI, Inc.*	122	11,094
Cisco Systems, Inc./Delaware	1,055	58,415
Citrix Systems, Inc.	1,067	107,500

QRAFT AI-Enhanced U.S. Large Cap ETF	July 31, 2021
SCHEDULE OF INVESTMENTS (Continued)	(Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Cognizant Technology Solutions Corp., Class A	132	$9,706
Corning, Inc.	214	8,958
Crowdstrike Holdings, Inc., Class A*	49	12,427
Descartes Systems Group, Inc. (The)*	1,555	112,986
DocuSign, Inc.*	48	14,306
Fair Isaac Corp.*	259	135,693
Fidelity National Information Services, Inc.	156	23,252
Fiserv, Inc.*	167	19,223
Five9, Inc.*	941	189,414
Fortinet, Inc.*	705	191,929
Global Payments, Inc.	74	14,312
HP, Inc.	314	9,065
HubSpot, Inc.*	226	134,701
Intel Corp.	1,012	54,365
International Business Machines Corp.	224	31,575
Intuit, Inc.	421	223,117
Keysight Technologies, Inc.*	747	122,919
KLA Corp.	353	122,901
Lam Research Corp.	36	22,947
Marvell Technology, Inc.	200	12,102
Mastercard, Inc., Class A	246	94,941
Maxim Integrated Products, Inc.	1,434	143,271
Microchip Technology, Inc.	68	9,732
Micron Technology, Inc.*	281	21,800
Microsoft Corp.	2,312	658,712
Monolithic Power Systems, Inc.	521	234,064
Motorola Solutions, Inc.	611	136,815
NetApp, Inc.	1,739	138,407
NVIDIA Corp.	1,616	315,104
NXP Semiconductors NV	69	14,241
Okta, Inc.*	32	7,929
Open Text Corp.	152	7,890
Oracle Corp.	722	62,915
Palantir Technologies, Inc., Class A*	452	9,813
Palo Alto Networks, Inc.*	391	156,029
Paychex, Inc.	91	10,358
PayPal Holdings, Inc.*	294	81,006
PTC, Inc.*	938	127,052
QUALCOMM, Inc.	1,642	245,972
RingCentral, Inc., Class A*	556	148,602
Salesforce.com, Inc.*	668	161,609
ServiceNow, Inc.*	419	246,326
Shopify, Inc., Class A*	134	200,991
Skyworks Solutions, Inc.	41	7,565
Snowflake, Inc., Class A*	73	19,398
Splunk, Inc.*	1,887	267,916
Square, Inc., Class A*	487	120,416
Synopsys, Inc.*	585	168,474
TE Connectivity Ltd.	83	12,240
Texas Instruments, Inc.	816	155,546
Trade Desk, Inc. (The), Class A*	108	8,846
Twilio, Inc., Class A*	41	15,317
Ubiquiti, Inc.	549	171,892
UiPath, Inc., Class A*	109	6,819

QRAFT AI-Enhanced U.S. Large Cap ETF	July 31, 2021
SCHEDULE OF INVESTMENTS (Continued)	(Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Unity Software, Inc.*	69	$7,391
Visa, Inc., Class A	423	104,223
VMware, Inc., Class A*	614	94,396
Wix.com Ltd.*	643	192,026
Workday, Inc., Class A*	1,047	245,417
Xilinx, Inc.	1,617	242,291
Zendesk, Inc.*	1,546	201,799
Zoom Video Communications, Inc., Class A*	59	22,308
Zscaler, Inc.*	34	8,021
		9,553,355
MATERIALS – 1.4%
Agnico Eagle Mines Ltd.	134	8,667
Air Products and Chemicals, Inc.	56	16,298
Barrick Gold Corp.	975	21,226
Corteva, Inc.	184	7,871
Dow, Inc.	187	11,624
DuPont de Nemours, Inc.	134	10,057
Ecolab, Inc.	72	15,900
Franco-Nevada Corp.	105	16,790
International Flavors & Fragrances, Inc.	64	9,641
Linde PLC	131	40,268
LyondellBasell Industries NV, Class A	84	8,344
Newmont Corp.	441	27,704
Nutrien Ltd.	314	18,651
Piedmont Lithium, Inc.*	788	43,387
PPG Industries, Inc.	59	9,648
Sherwin-Williams Co. (The)	67	19,499
Southern Copper Corp.	194	12,734
Wheaton Precious Metals Corp.	247	11,399
		309,708
REAL ESTATE – 0.7%
American Tower Corp., REIT	114	32,239
Crown Castle International Corp., REIT	108	20,854
Digital Realty Trust, Inc., REIT	71	10,945
Equinix, Inc., REIT	22	18,049
Prologis, Inc., REIT	185	23,687
Public Storage, REIT	44	13,749
SBA Communications Corp., REIT	27	9,207
Simon Property Group, Inc., REIT	82	10,375
Welltower, Inc., REIT	104	9,034
		148,139
UTILITIES – 0.8%
American Electric Power Co., Inc.	129	11,367
Brookfield Infrastructure Partners LP	163	8,815
Dominion Energy, Inc.	202	15,124
Duke Energy Corp.	193	20,286
Exelon Corp.	244	11,419
Fortis, Inc.	259	11,743
NextEra Energy, Inc.	512	39,885
Public Service Enterprise Group, Inc.	126	7,841
Sempra Energy	76	9,929

QRAFT AI-Enhanced U.S. Large Cap ETF	July 31, 2021
SCHEDULE OF INVESTMENTS (Concluded)	(Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
UTILITIES (Continued)
Southern Co. (The)	272	$17,373
Xcel Energy, Inc.	135	9,214
		162,996
TOTAL COMMON STOCKS
(Cost $20,023,125)		21,559,090

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 0.03%(a)	53,208	53,208
TOTAL SHORT TERM INVESTMENTS
(Cost $53,208)		53,208
TOTAL INVESTMENTS – 100.0%
(Cost $20,076,333)		21,612,298
Liabilities in Excess of Other Assets – (0.0)%		(1,090)
TOTAL NET ASSETS – 100.0%		$21,611,208

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.

ADR	:	American Depositary Receipt
REIT	:	Real Estate Investment Trust